Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue [Line Items]
Total customers	18.30%	25.90%
Customer A [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue [Line Items]
Total customers	48.61%	52.42%
Customer B [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue [Line Items]
Total customers	18.60%	23.40%
Customer B [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue [Line Items]
Total customers	22.14%	16.94%
Customer C (Related party) | Revenue [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue [Line Items]
Total customers	11.30%	4.00%
Customer C (Related party) | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue [Line Items]
Total customers		2.26%
Customer D [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue [Line Items]
Total customers	13.07%	10.82%